Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,679,012.83

Principal:
Principal Collections	$20,935,833.66
Prepayments in Full	$14,273,313.16
Liquidation Proceeds	$301,917.05
Recoveries	$668.14
Sub Total	$35,511,732.01
Collections	$37,190,744.84

Purchase Amounts:
Purchase Amounts Related to Principal	$54,067.12
Purchase Amounts Related to Interest	$341.04
Sub Total	$54,408.16

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,245,153.00

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	12
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,245,153.00
Servicing Fee	$830,126.44	$830,126.44	$0.00	$0.00	$36,415,026.56
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,415,026.56
Interest - Class A-2 Notes	$54,533.52	$54,533.52	$0.00	$0.00	$36,360,493.04
Interest - Class A-3 Notes	$144,791.50	$144,791.50	$0.00	$0.00	$36,215,701.54
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$36,158,330.79
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,158,330.79
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$36,132,346.37
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,132,346.37
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$36,109,535.70
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,109,535.70
Regular Principal Payment	$32,257,114.73	$32,257,114.73	$0.00	$0.00	$3,852,420.97
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,852,420.97
Residual Released to Depositor	$0.00	$3,852,420.97	$0.00	$0.00	$0.00

Total		$37,245,153.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,257,114.73
Total					$32,257,114.73
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$32,257,114.73	$66.34	$54,533.52	$0.11	$32,311,648.25	$66.45
Class A-3 Notes	$0.00	$0.00	$144,791.50	$0.34	$144,791.50	$0.34
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$32,257,114.73	$24.52	$305,490.86	$0.23	$32,562,605.59	$24.75

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$261,760,876.67	0.5383036	$229,503,761.94	0.4719678
Class A-3 Notes	$423,780,000.00	1.0000000	$423,780,000.00	1.0000000
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$886,320,876.67	0.6735985	$854,063,761.94	0.6490833

Pool Information
Weighted Average APR	2.122%	2.110%
Weighted Average Remaining Term	51.63	50.78
Number of Receivables Outstanding	34,229	33,510
Pool Balance	$996,151,727.93	$960,492,037.60
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$917,710,734.00	$884,918,723.91
Pool Factor	0.6968151	0.6718709

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$75,573,313.69
Targeted Overcollateralization Amount	$106,428,275.66
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$106,428,275.66

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		40	$94,559.34
(Recoveries)		4	$668.14
Net Loss for Current Collection Period			$93,891.20
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1131%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1710%
Second Prior Collection Period			0.1383%
Prior Collection Period			0.1042%
Current Collection Period			0.1152%
Four Month Average (Current and Prior Three Collection Periods)			0.1322%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		638	$1,219,182.97
(Cumulative Recoveries)			$94,770.55
Cumulative Net Loss for All Collection Periods			$1,124,412.42
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0787%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,910.95
Average Net Loss for Receivables that have experienced a Realized Loss			$1,762.40

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.62%	179	$5,967,074.81
61-90 Days Delinquent	0.06%	19	$601,070.26
91-120 Days Delinquent	0.00%	1	$44,248.07
Over 120 Days Delinquent	0.01%	1	$49,783.46
Total Delinquent Receivables	0.69%	200	$6,662,176.60

Repossession Inventory:
Repossessed in the Current Collection Period		10	$326,097.30
Total Repossessed Inventory		20	$652,006.26

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0512%
Prior Collection Period			0.0380%
Current Collection Period			0.0627%
Three Month Average			0.0506%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0724%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	12

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	102	$3,420,072.25
2 Months Extended	132	$4,580,963.97
3+ Months Extended	13	$519,411.54

Total Receivables Extended	247	$8,520,447.76

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer